Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM / (USED IN) OPERATING ACTIVITIES
Net income (loss)	$ (125,327)	$ 116,366
Deduct earnings of associate	(29,577)	(52,218)
Dividends received from associate	29,026	56,159
Add (deduct) non-cash items:
Depreciation and amortization	357,129	344,127
Income tax expense (recovery)	(62,105)	4,474
Share-based compensation expense (recovery)	55,253	(3,950)
Finance costs	164,837	124,426
Other	13,151	(901)
Income taxes paid	(2,871)	(43,909)
Other cash payments, including share-based compensation	(3,357)	(38,569)
Cash flows from operating activities before undernoted	396,159	506,005
Changes in non-cash working capital (note 17(a))	64,923	9,426
Cash flows from / (used in) operating activities	461,082	515,431
CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	0	(52,805)
Dividend payments to Methanex Corporation shareholders	(36,004)	(107,876)
Interest paid	(165,450)	(115,283)
Net proceeds on issue of long-term debt	865,415	695,533
Repayment of long-term debt and financing fees	(295,917)	(388,216)
Draw on revolving credit facility	300,000	0
Repayment of revolving credit facility	(300,000)	0
Repayment of lease obligations	(106,834)	(101,812)
Restricted cash for debt service accounts	(4,322)	(10,067)
Equity contributions by / acquisitions of non-controlling interests	(1,214)	0
Cash distributions to non-controlling interests	(34,658)	(23,613)
Proceeds on issue of shares on exercise of stock options	204	86
Proceeds from limited recourse debt	12,839	0
Cash flows from / (used in) financing activities	234,059	(104,053)
CASH FLOWS FROM / (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(128,786)	(208,467)
Geismar plant under construction	(213,030)	(115,393)
Restricted cash for capital projects	1,772	61,657
Proceeds from sale of assets	9,828	0
Changes in non-cash working capital related to investing activities (note 17(a))	52,153	11,511
Cash flows from / (used in) investing activities	(278,063)	(250,692)
Increase in cash and cash equivalents	417,078	160,686
Cash and cash equivalents, beginning of year	416,763	256,077
Cash and cash equivalents, end of year	$ 833,841	$ 416,763